THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
CONVERTIBLE BONDS (2.3%)
MEXICO (2.0%)
            227,000    Banamex S.A., (144A), 11.00% due 07/15/03........  $    244,025
                                                                          ------------
THAILAND (0.3%)
             70,000    Robinson Department Store Company Ltd., 3.25% due
                         07/27/00.......................................        40,600
                                                                          ------------
                           TOTAL CONVERTIBLE BONDS (COST $306,721)......       284,625
                                                                          ------------
CORPORATE OBLIGATIONS (21.1%)
BRAZIL (6.1%)
             68,000    Abril S.A., 12.00% due 10/25/03..................        68,507
            200,000    Companhia de Saneamento Basico de Sao Paulo,
                         (144A), 10.00% due 07/28/05....................       180,000
            500,000    CSN Iron S.A., 9.125% due 06/01/07...............       428,750
             68,000    Furnas Centrais Eletricas S.A., Callable/Putable
                         05/23/02, 9.00% due 05/23/05...................        63,240
                                                                          ------------
                                                                               740,497
                                                                          ------------
INDONESIA (2.0%)
             40,000    Indah Kiat Finance Co. Mauritius, Callable
                         07/01/02, (144A), 10.00% due 07/01/07..........        32,600
            136,000    Matahari International Finance Co. BV, (144A),
                         11.25% due 03/15/01............................       115,600
            120,000    Tjiwi Kimia Finance Co. Mauritius, (144A), 10.00%
                         due 08/01/04...................................        96,000
                                                                          ------------
                                                                               244,200
                                                                          ------------
MEXICO (4.2%)
             18,000    Altos Hornos de Mexico S.A. de CV, Series B,
                         11.875% due 04/30/04...........................        18,765
             75,000    Axa S.A. de CV, (144A), 9.00% due 08/04/04.......        72,375
            136,000    Copamex Industrias S.A., 11.375% due 04/30/04....       149,600
            102,000    Grupo Imsa S.A. de CV, Callable 09/30/02, 8.93%
                         due 09/30/04...................................       102,000
             68,000    Grupo Iusacell S.A. de CV, (144A), 10.00% due
                         07/15/04.......................................        68,000
            102,000    TFM S.A. de CV, (144A), 10.25% due 06/15/07......       104,805
                                                                          ------------
                                                                               515,545
                                                                          ------------
RUSSIA (1.6%)
            109,000    AO Rostelecom Loan Participation SPIRES, 9.094%
                         due 02/15/00(r){*}.............................       102,732
            100,000    Tatneft Finance PLC, (144A), 9.00% due
                         10/29/02.......................................        86,000
                                                                          ------------
                                                                               188,732
                                                                          ------------
SOUTH KOREA (3.3%)
             75,000    Korea Development Bank, 9.48% due 04/02/01.......        66,713
            140,000    Korea Electric Power Corp., 6.375% due
                         12/01/03.......................................       104,419
            300,000    Pohang Iron & Steel Co. Ltd., 7.125% due
                         07/15/04.......................................       234,000
                                                                          ------------
                                                                               405,132
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
THAILAND (0.4%)
             68,000    Bangkok Bank Public Co. Ltd., (144A), 7.25% due
                         09/15/05.......................................  $     48,394
                                                                          ------------
TURKEY (3.5%)
            136,000    Pera Financial Services Co., (144A), 9.375% due
                         10/15/02.......................................       125,120
            300,000    Sultan Ltd., 8.75% due 06/11/99{*}...............       300,000
                                                                          ------------
                                                                               425,120
                                                                          ------------
                           TOTAL CORPORATE OBLIGATIONS (COST
                             $2,663,502)................................     2,567,620
                                                                          ------------
GOVERNMENT OBLIGATIONS (1.0%)
ARGENTINA (1.0%)
  ARS        68,000    City of Buenos Aires, (144A), 10.50% due
                         05/28/04.......................................        58,820
             68,000    Province of Mendoza, (144A), 10.00% due
                         09/04/07.......................................        64,430
                                                                          ------------
                                                                               123,250
                                                                          ------------
                           TOTAL GOVERNMENT OBLIGATIONS (COST
                             $137,682)..................................       123,250
                                                                          ------------
SOVEREIGN BONDS (79.5%)
ARGENTINA (19.9%)
          1,536,000    Republic of Argentina Bearer FRB, Callable
                         03/31/98, Sinking Fund, 6.688%
                         due 03/31/05{*}................................     1,374,720
            318,000    Republic of Argentina Bonos del Tesoro, Series
                         BT02, 8.75% due 05/09/02.......................       301,464
            102,000    Republic of Argentina Discount Bonds Series L-GL,
                         6.875% due 03/31/23{*}.........................        85,048
            692,000    Republic of Argentina Global Bonds, 9.75% due
                         09/19/27.......................................       664,320
                                                                          ------------
                                                                             2,425,552
                                                                          ------------
BRAZIL (23.2%)
            125,000    Republic of Brazil Bearer DCB Series L, 6.75% due
                         04/15/12{*}....................................        94,687
          1,046,759    Republic of Brazil C Bonds, Callable 04/15/98,
                         Sinking Fund, 8.00% due 04/15/14...............       819,089
             49,000    Republic of Brazil EI Bonds Series L, Callable
                         04/15/98, Sinking Fund, 6.688% due
                         04/15/06{*}....................................        42,140
            750,000    Republic of Brazil Global Bonds, 10.125% due
                         05/15/27.......................................       703,875
             82,425    Republic of Brazil IDU Series A, 6.813% due
                         01/01/01{*}....................................        78,510
            564,516    Republic of Brazil MYDFA Trust Certificates
                         Series REGS, Sinking Fund, 6.688% due
                         09/15/07{*}....................................       479,133
            750,000    Republic of Brazil NMB-1994L Bearer, Callable
                         04/15/98, Sinking Fund, 6.75% due
                         04/15/09{*}....................................       605,625
                                                                          ------------
                                                                             2,823,059
                                                                          ------------
BULGARIA (3.7%)
            750,000    Republic of Bulgaria FLIRB Series A Global
                         Bearer, Callable 01/28/98, Sinking Fund, 2.25%
                         due 07/28/12{*}................................       455,625
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
ECUADOR (1.5%)
            273,390    Republic of Ecuador Global Bearer PDI Bonds,
                         6.688% due 02/27/15{*}.........................  $    178,742
                                                                          ------------
MEXICO (12.2%)
             50,000    United Mexican States Discount Bonds Series A
                         (including 76,900 value recovery rights
                         expiring 6/30/03), 6.693% due 12/31/19{*}......        46,312
            250,000    United Mexican States Discount Bonds Series D
                         (including 384,500 value recovery rights
                         expiring 6/30/03), 6.75% due 12/31/19{*}.......       231,563
            319,000    United Mexican States Global Bonds, 9.875% due
                         01/15/07.......................................       332,558
            404,000    United Mexican States Global Bonds, 11.375% due
                         09/15/16.......................................       462,580
            344,000    United Mexican States Global Bonds, 11.50% due
                         05/15/26.......................................       407,227
                                                                          ------------
                                                                             1,480,240
                                                                          ------------
PERU (5.3%)
            250,000    Republic of Peru FLIRB, Sinking Fund, 3.25% due
                         03/07/17{*}....................................       148,450
            750,000    Republic of Peru PDI, Sinking Fund, 4.00% due
                         03/07/17{*}....................................       492,150
                                                                          ------------
                                                                               640,600
                                                                          ------------
RUSSIA (6.0%)
            272,000    Russia IAN, Sinking Fund, 6.719% due
                         12/15/15{*}....................................       191,080
            863,000    Russia Principal Loans, Sinking Fund, 6.719% due
                         12/15/20{*}....................................       532,903
                                                                          ------------
                                                                               723,983
                                                                          ------------
TURKEY (0.3%)
             34,000    Republic of Turkey, (144A), 10.00% due
                         09/19/07.......................................        34,510
                                                                          ------------
VENEZUELA (7.4%)
            476,190    Republic of Venezuela DCB Series DL, Callable
                         03/19/98, Sinking Fund, 6.813% due
                         12/18/07{*}....................................       426,761
            226,190    Republic of Venezuela FLIRB Series B, Callable
                         03/31/98, Sinking Fund, 6.75% due
                         03/31/07{*}....................................       203,006
            308,000    Republic of Venezuela Global Bonds, 9.25% due
                         09/15/27.......................................       276,584
                                                                          ------------
                                                                               906,351
                                                                          ------------
                           TOTAL SOVEREIGN BONDS (COST $9,724,704)......     9,668,662
                                                                          ------------

SHORT-TERM INVESTMENTS (33.6%)
EURO DOLLAR TIME DEPOSITS (31.9%)
          3,887,000    State Street Bank, Euro Dollar 4.50% due
                         01/02/98.......................................     3,887,000
                                                                          ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT+                        SECURITY DESCRIPTION                    VALUE
-------------------    -------------------------------------------------  ------------
TURKEY (1.6%)
 TRL 22,508,000,000    Turkey Treasury Bills, 102.207%* due 08/05/98....  $     64,192
 TRL 47,610,000,000    Turkey Treasury Bills, 130.273%* due 08/12/98....       133,698
                                                                          ------------
                                                                               197,890
                                                                          ------------
U.S. TREASURY OBLIGATIONS (0.1%)
             10,000    U.S. Treasury Bills, 5.404%* due 07/23/98........         9,706
                                                                          ------------
                           TOTAL SHORT-TERM INVESTMENTS (COST
                             $4,149,385)................................     4,094,596
                                                                          ------------
                       TOTAL INVESTMENTS (COST $16,981,994) (137.5%)....    16,738,753
                       LIABILITIES IN EXCESS OF OTHER ASSETS (-37.5%)...    (4,567,211)
                                                                          ------------
                       NET ASSETS (100.0%)..............................  $ 12,171,542
                                                                          ------------
                                                                          ------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at December 31, 1997, was $17,871,277; the aggregate gross unrealized appreciation and depreciation was $101,326 and $1,233,850, respectively, resulting in net unrealized depreciation of $1,132,524.

{*} -- Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

* -- Yield to maturity.

(r) -- Restricted security.

+ -- Denominated in USD unless otherwise indicated.

144A -- Securities restricted for resale to qualified institutional buyers.

ARS -- Argentine Peso.

C -- Capitalization.

DCB -- Debt Conversion Bonds.

EI -- Eligible Interest.

FLIRB -- Front Loaded Interest Reduction Bonds.

GKO -- Russian Treasury Bills.

IAN -- Interest in Arrears Notes.

IDU -- Interest Due and Unpaid.

MYDFA -- Multi-Year Refinancing Agreement.

NMB -- New Money Bonds.

PDI -- Past Due Interest.

SPIRES -- Special purpose investment vehicle registered in Ireland.

TRL -- Turkish Lira.

USD -- United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $16,981,994)            $16,738,753
Cash                                                       952
Foreign Currency at Value (Cost $129,464 )             129,408
Receivable for Investments Sold                      1,350,527
Interest Receivable                                    271,418
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    22,870
Deferred Organization Expenses                          13,547
Prepaid Expenses and Other Assets                          384
                                                   -----------
    Total Assets                                    18,527,859
                                                   -----------
LIABILITIES
Payable for Investments Purchased                    6,240,164
Custody Fee Payable                                     49,250
Advisory Fee Payable                                    37,263
Organization Expenses Payable                           14,200
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     4,820
Administrative Services Fee Payable                      1,597
Fund Services Fee Payable                                  145
Administration Fee Payable                                  20
Accrued Trustees' Fees and Expenses                          7
Accrued Expenses                                         8,851
                                                   -----------
    Total Liabilities                                6,356,317
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,171,542
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 7, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $ 9,767,718
EXPENSES
Advisory Fee                                       $   652,074
Custodian Fees and Expenses                            105,724
Professional Fees and Expenses                          48,376
Administrative Services Fee                             28,564
Printing Expenses                                        5,571
Fund Services Fee                                        3,074
Amortization of Organization Expenses                    2,653
Administration Fee                                       2,152
Trustees' Fees and Expenses                              1,209
Registration Fees                                          610
Insurance Expense                                          211
Miscellaneous                                              291
                                                   -----------
    Total Expenses                                                   850,509
                                                                 -----------
NET INVESTMENT INCOME                                              8,917,209
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $134,200 net
    realized gain from futures contracts and
    $13,391 net realized gain from swap
    contracts)                                      (6,194,283)
  Foreign Currency Transactions                        937,710
                                                   -----------
    Net Realized Loss                                             (5,256,573)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                         (243,241)
  Foreign Currency Contracts and Translations           17,994
                                                   -----------
    Net Change in Unrealized Depreciation                           (225,247)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 3,435,389
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     8,917,209
Net Realized Loss on Investment and Foreign
  Currency Transactions                                 (5,256,573)
Net Change in Unrealized Depreciation of
  Investments and Foreign Currency Contracts and
  Translations                                            (225,247)
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         3,435,389
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          178,496,163
Withdrawals                                           (169,760,010)
                                                   ----------------
    Net Increase from Investors' Transactions            8,736,153
                                                   ----------------
    Total Increase in Net Assets                        12,171,542
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $    12,171,542
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1997
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.91%(a)
  Net Investment Income                                       9.57%(a)
Portfolio Turnover                                             182%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period other than with respect to debt instruments for income tax reporting purposes.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
                                                   COST/PROCEEDS    12/31/97     (DEPRECIATION)
                                                   -------------   -----------   --------------
PURCHASE CONTRACTS
------------------
Malaysian Ringgit 692,738, expiring 1/8/98.......  $    198,067    $  178,033    $     (20,034)
Mexican Peso 1,244,479, expiring 6/26/98.........       136,031       153,410           17,379
Mexican Peso 1,424,924, expiring 9/22/98.........       160,230       175,104           14,874
SALES CONTRACTS
---------------
German Mark 54,140, expiring 1/12/98.............        31,128        30,132              996
German Mark 126,521, expiring 8/12/98............        71,416        71,232              184
Malaysian Ringgit 692,738, expiring 1/8/98.......       204,065       178,033           26,032
Mexican Peso 428,293, expiring 6/26/98...........        47,977        52,797           (4,820)
Mexican Peso 816,186, expiring 6/26/98...........        94,368       100,613           (6,245)
Mexican Peso 1,424,924, expiring 9/22/98.........       164,788       175,104          (10,316)
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $      18,050
                                                                                 --------------
                                                                                 --------------

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At December 31, 1997, the Portfolio had no open futures contracts.

   f) The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps as part of its investment strategies. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, effective return or total return throughout the lives of the agreements. The interest to be paid or received on swaps is recognized as net interest expense or net interest income on the Statement of Operations over the life of the agreement, while related receivables and payables are recorded on a gross basis on the Statement of Assets and Liabilities. Swap agreements are stated at fair value. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. At December 31, 1997, the Portfolio had no open swap transactions.

   g) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   h) The Portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.70% of the Portfolio's average daily net assets. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, such fees amounted to $652,074.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $2,152.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the period from March 7, 1997 (commencement of operations) to December 31, 1997, the fee for these services amounted to $28,564.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $3,074 for the period from March 7, 1997 (commencement of operations) to December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from March 7, 1997 (commencement of operations) to December 31, 1997 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$205,233,912......  $181,137,367

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On December 12, 1997, the Portfolio received a withdrawal request in the amount of $111,987,828 as discussed in Note 5 of the Fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $4,757,425, which is included in the Net Realized Loss on Investment and Foreign Currency Transactions in the Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Debt Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Debt Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period March 7, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998